Tax situation - Effective income tax (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax Explanatory
Profit before income tax		$ 967,310	$ 573,449	$ 82,524
Income tax rate	29.50%
Expected income tax expense		(92,308)	(138,347)	8,282
Non - deductible expenses		12,761	(1,472)	5,106
Tax expense (income), continuing operations		$ 128,201	$ 156,164	$ 42,994
Effective income tax		13.38%	27.28%	56.81%
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Profit before income tax		$ 2,095,334	$ 1,517,731	$ 1,323,295
Income tax rate		32.00%	32.00%	32.00%
Expected income tax expense		$ 670,507	$ 485,674	$ 423,454
Special mining tax and mining royalties		(37,764)	(32,432)	(32,182)
Provision (gain) for uncertainty about treatments of income taxes		(26,724)	(3,616)	(1,617)
Non - deductible expenses		10,929	12,335	12,744
Income tax true - ups		(19,401)	692	1,267
Penalties and moratorium interest		(642)	1,633	40,769
Income tax rate change effect on deferred taxes for change in Peruvian tax law once the current Stability Contract expires (from 32% to 30.85%)		(618)	325	208
Others		1,860	(636)	3,908
Aggregate current and deferred tax relating to items credited (charged) directly to equity		598,147	463,975	448,551
Mining taxes charged to results		130,058	100,579	96,082
Supplementary retirement fund charged to results		0	0	(302)
Tax expense (income), continuing operations		$ 728,205	$ 564,554	$ 544,331
Effective income tax		34.75%	37.20%	41.13%